Annual Fund Operating Expenses - Class B - DWS Global Income Builder VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.48%
Total annual fund operating expenses	1.10%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.96%